Property and Equipment and Project Development Costs (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,753,046	$ 2,751,229	$ 300,000	$ 8,198,469	$ 8,163,962
Abondonment of project development costs					12,194,783
Capitalized project development costs				$ 33,423,918
Proceeds from Sale of Property, Plant, and Equipment					$ 11,503,900